Use of judgements and estimates	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Use of judgements and estimates

4. Use of judgements and estimates

In preparing these unaudited interim condensed financial statements, management has made judgements and estimates that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

A.	Judgements

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the unaudited interim condensed financial statements is included in the following notes:

Note 10(A): lease term: whether the Company is reasonably certain to exercise extension options.

B.	Assumptions and estimation uncertainties

i.	Estimation uncertainties

Information about assumptions and estimation uncertainties at the reporting date that have a significant risk of resulting in material adjustments to the carrying amounts of assets and liabilities within the next financial year is as follows:

The Company establishes additional current tax liabilities for income taxes when, despite the belief that tax positions are fully supportable, there remain positions that do not meet the minimum probability threshold, which is a tax position that is more likely than not to be sustained upon examination by the applicable taxation authority. The impact of current tax liabilities for uncertain tax positions, as well as the related net interest and penalties, is included in income taxes in the statements of operations.

ii.	Measurement of fair values

A number of the Company’s accounting policies and disclosures require the measurement of fair values for financial assets and liabilities.

When measuring the fair value of financial instruments measured at FVTPL, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

●	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

●	Note 19: Bond with warrants and derivative instruments;

●	Note 8(B): Financial instruments;

●	Note 24(B): Share-based payment arrangements.

4. Use of judgements and estimates

In preparing these financial statements, management has made judgements and estimates that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

A.	Judgements

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the financial statements is included in the following notes:

Note 15(A): lease term: whether the Company is reasonably certain to exercise extension options.

B.	Assumptions and estimation uncertainties

i.	Estimation uncertainties

Information about assumptions and estimation uncertainties at the reporting date that have a significant risk of resulting in material adjustments to the carrying amounts of assets and liabilities within the next financial year is as follows:

The Company establishes additional current tax liabilities for income taxes when, despite the belief that tax positions are fully supportable, there remain positions that do not meet the minimum probability threshold, which is a tax position that is more likely than not to be sustained upon examination by the applicable taxation authority. The impact of current tax liabilities for uncertain tax positions, as well as the related net interest and penalties, is included in income taxes in the statements of operations.

ii.	Measurement of fair values

A number of the Company’s accounting policies and disclosures require the measurement of fair values for financial assets and liabilities.

When measuring the fair value of financial instruments measured at FVTPL and FVOCI, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

●	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

●	Note 22: Derivative instruments;

●	Note 23: Financial instruments;

●	Note 26(B): Share-based payment arrangements.